Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	41 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000230844
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.71%)	0.46%	(3.02%)
Without Sales Load [Member] | C000230842
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.56%)	5.02%	(1.53%)
Without Sales Load [Member] | C000230843
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.59%)	4.96%	(1.58%)
Without Sales Load [Member] | C000230844
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.74%)	4.65%	(1.86%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%	(1.26%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%	(1.26%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%	(1.26%)